Perpetual corporate bonds (Tables)	12 Months Ended
Dec. 31, 2017
Perpetual corporate bonds [abstract]
Perpetual corporate bonds
Type of Bonds	Issuance Date	Category	Initial Annual Distribution Rates	Issue Price	Number	Par Value	Initial Period	Conversion Condition	Conversion Result
				RMB '000		RMB '000
Bond A	September 2017	Equity Instrument	5.05%	0.1	25,000,000	2,500,000	3 Years	None	None

Bond B	September 2017	Equity Instrument	5.17%	0.1	25,000,000	2,500,000	5 years	None	None

Total						5,000,000

Changes of perpetual corporate bonds
	As at 1 January 2017		Issurance		Cumulative Interests	As at 31 December 2017
Type of Bonds	Number	Amount	Number	Amount		Number	Amount
		RMB '000		RMB '000	RMB '000		RMB '000
Bond A	-	-	25,000,000	2,499,975	33,897	25,000,000	2,533,872
Bond B	-	-	25,000,000	2,499,975	34,703	25,000,000	2,534,678

Total	-	-	50,000,000	4,999,950	68,600	50,000,000	5,068,550